UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06500

Name of Fund:  BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

        New York Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2015

Date of reporting period: 10/31/2014

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2014 (Unaudited)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 125.9%
Corporate — 3.4%
City of New York New York Industrial Development Agency, Refunding RB, AMT:
Terminal One Group Association Project, 5.50%, 1/01/24 (a)	$1,500	$1,577,715
Transportation Infrastructure Properties LLC, Series A, 5.00%, 7/01/28	930	1,017,485
County of Suffolk New York Industrial Development Agency, RB, KeySpan Generation LLC, Port Jefferson, AMT, 5.25%, 6/01/27	4,000	4,020,000
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	6,500	7,674,550
New York State Energy Research & Development Authority, Refunding RB, Brooklyn Union Gas/Keyspan, Series A, AMT (NPFGC), 4.70%, 2/01/24	4,750	4,957,005

		19,246,755
County/City/Special District/School District — 29.8%
City of New York New York, GO:
Fiscal 2012, Sub-Series D-1, 5.00%, 10/01/33	8,350	9,534,364
Fiscal 2014, Sub-Series D-1, 5.00%, 8/01/31	1,300	1,508,494
Series A-1, 5.00%, 8/01/35	1,950	2,211,183
Sub-Series A-1, 5.00%, 8/01/33	2,100	2,421,027
Sub-Series A-1, 5.00%, 10/01/34	1,845	2,093,521
City of New York New York, GO, Refunding:
Series I, 5.00%, 8/01/32	490	559,845
Series E, 5.00%, 8/01/32	2,040	2,360,362
Series E, 5.50%, 8/01/25	6,230	7,724,079
City of New York New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/35	30,600	31,637,034
5.00%, 11/15/44	11,670	12,082,651
Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York Housing Development Corp., RB, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 7/01/32	$6,865	$7,978,915
5.00%, 7/01/33	1,675	1,894,777
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/39 (b)	5,000	1,683,500
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/43 (b)	4,330	1,176,288
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	1,000	1,164,880
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/36	6,910	7,105,207
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	1,750	1,796,497
Yankee Stadium Project (NPFGC), 5.00%, 3/01/36	2,250	2,314,575
Yankee Stadium Project (NPFGC), 5.00%, 3/01/46	9,650	9,909,585
City of New York New York Transitional Finance Authority Future Tax Secured, RB:
(NPFGC), 5.00%, 2/01/33	1,640	1,646,002
Sub-Series A-1, 5.00%, 11/01/38	1,000	1,139,800
Sub-Series B-1, 5.00%, 11/01/35	2,510	2,893,151
Sub-Series B-1, 5.00%, 11/01/36	1,690	1,944,970
City of New York New York Transitional Finance Authority Future Tax Secured, Refunding RB, (NPFGC), 5.00%, 11/15/26	205	205,808
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 10/01/41	1,040	1,150,854

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2014	1

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
County of Erie New York Industrial Development Agency, RB, City School District of Buffalo Project, Series A:
5.25%, 5/01/31	$2,305	$2,699,524
5.25%, 5/01/32	1,000	1,164,510
Hudson Yards Infrastructure Corp., RB, Series A:
(AGC), 5.00%, 2/15/47	550	588,946
(AGC), 5.00%, 2/15/47	4,300	4,604,483
(AGM), 5.00%, 2/15/47	4,580	4,904,310
(NPFGC), 4.50%, 2/15/47	14,175	14,823,081
(NPFGC), 5.00%, 2/15/47	4,665	4,986,605
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	2,570	2,881,818
4 World Trade Center Project, 5.00%, 11/15/44	2,000	2,217,280
4 World Trade Center Project, 5.75%, 11/15/51	3,460	4,026,298
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	1,090	1,178,061
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	4,725	5,233,646
North Country Development Authority, Refunding RB, (AGM), 6.00%, 5/15/15	205	209,668
Syracuse New York Industrial Development Agency, RB, PILOT, Carousel Center Project, Series A, AMT (Syncora), 5.00%, 1/01/36	3,400	3,443,282
Town of North Hempstead New York, GO, Refunding, Series B (NPFGC), 6.40%, 4/01/17	555	629,387

		169,728,268
Education — 22.8%
Albany Capital Resource Corp., Refunding RB, Series A:
5.00%, 12/01/31	250	281,623
5.00%, 12/01/32	100	112,468
4.00%, 12/01/34	110	110,451
Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	$2,000	$2,124,740
Build New York City Resource Corp., Refunding RB, Series A, 5.00%, 6/01/43	525	591,365
City of New York New York Trust for Cultural Resources, Refunding RB:
American Museum of National History, Series A, 5.00%, 7/01/37	2,265	2,626,109
American Museum of National History, Series A, 5.00%, 7/01/41	825	942,439
Carnegie Hall, Series A, 4.75%, 12/01/39	3,550	3,754,906
Carnegie Hall, Series A, 5.00%, 12/01/39	2,150	2,300,994
Museum of Modern Art, Series 1A, 5.00%, 4/01/31	1,000	1,120,080
Wildlife Conservation Society, Series A, 5.00%, 8/01/42	750	834,720
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 9/01/40	6,445	7,021,376
County of Madison New York Industrial Development Agency, RB, Colgate University Project, Series A (AMBAC):
5.00%, 7/01/35	2,675	2,713,145
5.00%, 7/01/30	5,410	5,495,803
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series B, 4.50%, 7/01/35	3,885	4,152,210
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 7/01/38	1,440	1,624,306
County of Onondaga New York, RB, Syracuse University Project:
5.00%, 12/01/30	1,190	1,352,209
5.00%, 12/01/36	1,150	1,287,977

2	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
County of Rensselaer New York Industrial Development Agency, RB, Polytechnic Institute, Series B (AMBAC), 5.50%, 8/01/22	$1,255	$1,260,409
County of Schenectady New York Capital Resource Corp., Refunding RB, Union College, 5.00%, 7/01/32	1,120	1,263,360
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project, 5.38%, 9/01/41	500	560,870
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM):
5.50%, 7/01/33	500	563,875
5.25%, 7/01/36	860	949,810
County of Tompkins New York Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 7/01/37	675	768,987
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	2,075	2,400,028
Fordham University, Series A, 5.00%, 7/01/28	325	374,901
Fordham University, Series A, 5.50%, 7/01/36	1,550	1,834,719
General Purpose, Series A, 5.00%, 2/15/36	5,500	6,254,160
Mount Sinai School of Medicine, 5.13%, 7/01/39	665	739,221
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	4,580	6,079,446
New York University, Series B, 5.00%, 7/01/34	1,000	1,130,630
New York University, Series B, 5.00%, 7/01/37	600	680,742
New York University, Series B, 5.00%, 7/01/42	3,240	3,601,001
New York University, Series C, 5.00%, 7/01/38	2,000	2,232,120
State University Dormitory Facilities, Series A, 5.00%, 7/01/35	800	907,760
State University Dormitory Facilities, Series A, 5.00%, 7/01/40	2,035	2,275,395

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, RB (concluded):
State University Dormitory Facilities, Series A, 5.00%, 7/01/41	$1,500	$1,693,920
The New School (AGM), 5.50%, 7/01/43	4,050	4,671,958
State of New York Dormitory Authority, Refunding RB:
3rd General Resolution, State University Educational Facilities Issue, Series A, 5.00%, 5/15/29	1,000	1,169,770
Cornell University, Series A, 5.00%, 7/01/40	1,000	1,143,240
Fordham University, 4.13%, 7/01/39	930	966,800
Fordham University, 5.00%, 7/01/44	2,130	2,390,009
New York University Mount Sinai School of Medicine (NPFGC), 5.00%, 7/01/35	6,100	6,406,952
New York University, Series A, 5.00%, 7/01/31	3,955	4,510,440
New York University, Series A, 5.00%, 7/01/37	4,775	5,417,572
Rochester Institute of Technology, 4.00%, 7/01/32	2,355	2,454,428
Rochester Institute of Technology, 5.00%, 7/01/38	500	554,995
Rochester Institute of Technology, 5.00%, 7/01/42	750	826,628
Rockefeller University, Series B, 4.00%, 7/01/38	1,370	1,441,089
Series D, 5.00%, 2/15/42	5,350	5,938,339
St. John’s University, Series A, 5.00%, 7/01/27	430	492,617
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	4,195	5,012,941
State University Dormitory Facilities, Series A, 5.25%, 7/01/31	8,735	10,408,451

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2014	3

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
State of New York Dormitory Authority, Refunding RB (concluded):
State University Dormitory Facilities, Series A, 5.00%, 7/01/42	$1,490	$1,656,016

		129,480,520
Health — 9.6%
City of New York New York Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 2/15/30	2,200	2,442,022
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center, (AGC):
5.50%, 4/01/30	250	291,455
5.50%, 4/01/34	490	565,999
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A:
5.00%, 12/01/32	830	918,818
5.00%, 12/01/37	350	380,762
County of Monroe New York Industrial Development Corp., Refunding RB:
Rochester General Hospital Project, Series B, 3.60%, 12/01/32	565	568,859
Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	5,650	6,660,672
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	2,000	2,201,780
State of New York Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 3/15/38	2,000	2,238,360
Hudson Valley Hospital (BHAC) (FHA), 5.00%, 8/15/36	6,500	7,100,145
Montefiore Hospital (NPFGC) (FHA), 5.00%, 8/01/33	1,500	1,511,715
New York University Hospitals Center, Series A, 5.75%, 7/01/31	3,450	3,976,781
Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
State of New York Dormitory Authority, RB (concluded):
New York University Hospitals Center, Series A, 6.00%, 7/01/40	$1,100	$1,266,408
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/37	2,075	2,306,632
North Shore-Long Island Jewish Obligated Group, Series C, 4.25%, 5/01/39	1,000	1,039,720
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 5/01/39	800	831,776
State of New York Dormitory Authority, Refunding RB:
New York University Hospitals Center, Series A, 5.00%, 7/01/36	1,500	1,568,820
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	4,000	4,441,840
North Shore-Long Island Jewish Obligated Group, Series A, 5.25%, 5/01/34	9,220	10,338,570
St. Luke’s Roosevelt Hospital (FHA), 4.90%, 8/15/15 (c)	2,900	3,003,675
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 7/01/32	625	705,125

		54,359,934
Housing — 4.6%
City of New York New York Housing Development Corp., RB, M/F Housing, AMT:
Series A-1-A, 5.00%, 11/01/30	750	773,033
Series A-1-A, 5.45%, 11/01/46	1,335	1,363,969
Series C, 5.00%, 11/01/26	1,500	1,522,395
Series C, 5.05%, 11/01/36	2,000	2,047,460
Series H-1, 4.70%, 11/01/40	1,340	1,353,748
Series H-2-A, 5.20%, 11/01/35	840	863,335
Series H-2-A, 5.35%, 5/01/41	600	622,362
City of Yonkers New York Industrial Development Agency, RB, Monastery Manor Associates LP Project, AMT (SONYMA), 5.25%, 4/01/37	2,445	2,458,570

4	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Housing (concluded)
County of Monroe New York Industrial Development Agency, IDRB, Southview Towers Project, AMT (SONYMA):
6.13%, 2/01/20	$555	$556,782
6.25%, 2/01/31	1,125	1,127,396
Housing Development Corp., RB, M/F, Class F, 4.50%, 2/15/48 (d)(e)	1,230	1,251,685
State of New York HFA, RB, St. Philip’s Housing, Series A, AMT (Fannie Mae), 4.65%, 11/15/38	1,500	1,515,960
State of New York Mortgage Agency, RB, S/F Housing, 49th Series, 4.00%, 10/01/43	2,405	2,460,700
State of New York Mortgage Agency, Refunding RB:
48th Series, 3.70%, 10/01/38	4,285	4,343,704
S/F Housing, 143rd Series, AMT, 4.85%, 10/01/27	1,100	1,147,278
S/F Housing, 143rd Series, AMT (NPFGC), 4.85%, 10/01/27	2,485	2,558,531

		25,966,908
State — 16.8%
City of New York New York Transitional Finance Authority, BARB:
Fiscal 2008, Series S-1, 4.50%, 1/15/38	1,700	1,763,597
Fiscal 2009, Series S-1 (AGC), 5.50%, 7/15/38	6,000	6,837,180
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	5,500	6,317,190
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/39	1,500	1,720,245
Series S-2 (AGM) (NPFGC), 5.00%, 1/15/37	5,000	5,374,200
Series S-2 (NPFGC), 4.25%, 1/15/34	5,000	5,111,800
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund:
Series B, 5.00%, 11/15/34	1,500	1,695,660
Sub-Series B-1, 5.00%, 11/15/31	3,465	4,030,904
Sales Tax Asset Receivable Corp., Refunding RB, Series A:
5.00%, 10/15/31	8,000	9,651,120
Municipal Bonds	Par (000)	Value
New York (continued)
State (concluded)
Sales Tax Asset Receivable Corp., Refunding RB, Series A (concluded):
4.00%, 10/15/32	$12,835	$14,001,701
State of New York Dormitory Authority, RB:
General Purpose, Series B, 5.00%, 3/15/37	1,000	1,121,530
General Purpose, Series B, 5.00%, 3/15/42	7,500	8,333,250
Master BOCES Program Lease (AGC), 5.00%, 8/15/28	1,750	1,964,988
School Districts Financing Program, Series C (AGM), 5.00%, 10/01/37	4,050	4,438,678
Series A, 5.00%, 2/15/43	1,000	1,120,050
Series A, 5.00%, 3/15/44	4,550	5,244,330
Series C, 5.00%, 12/15/31	6,230	6,778,365
State of New York Dormitory Authority, Refunding RB, School Districts Financing Program, Series A (AGM), 5.00%, 10/01/35	550	602,784
State of New York Thruway Authority, RB:
2nd General Highway & Bridge Trust, Series A (AMBAC), 5.00%, 4/01/26	4,380	4,648,012
2nd General Highway & Bridge Trust, Series B, 5.00%, 4/01/27	1,500	1,655,970
Transportation, Series A, 5.00%, 3/15/32	1,130	1,303,421
State of New York Urban Development Corp., RB, State Personal Income Tax, Series A, 3.50%, 3/15/28	1,500	1,558,890

		95,273,865
Tobacco — 1.1%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 6/01/39 (e)	2,190	2,129,841
Niagara Tobacco Asset Securitization Corp., Refunding RB:
5.25%, 5/15/34	1,650	1,866,711

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2014	5

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Tobacco (concluded)
Niagara Tobacco Asset Securitization Corp., Refunding RB (concluded):
5.25%, 5/15/40	$2,250	$2,503,260

		6,499,812
Transportation — 28.2%
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/27	1,000	1,168,790
Series A, 5.00%, 11/15/30	2,935	3,348,160
Series A-1, 5.25%, 11/15/33	2,565	2,979,247
Series A-1, 5.25%, 11/15/34	2,840	3,284,148
Series C, 6.50%, 11/15/28	3,200	3,879,584
Series D, 5.25%, 11/15/41	3,450	3,901,812
Series E, 5.00%, 11/15/38	7,785	8,683,078
Series E, 5.00%, 11/15/43	4,000	4,422,240
Series H, 5.00%, 11/15/25	1,000	1,187,350
Series H, 5.00%, 11/15/31	1,690	1,938,920
Sub-Series B, 5.00%, 11/15/25	3,250	3,866,070
Metropolitan Transportation Authority, Refunding RB, Series D, 5.25%, 11/15/29	1,000	1,140,010
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	3,500	3,999,100
New York State Thruway Authority, Refunding RB, Series J, 5.00%, 1/01/41	2,275	2,546,203
Niagara Falls Bridge Commission, RB, Series A, 4.00%, 10/01/44	1,560	1,580,124
Niagara Falls Bridge Commission, Refunding RB, Toll Bridge System, Series A (AGC), 4.00%, 10/01/19	1,900	2,044,514
Port Authority of New York & New Jersey, ARB:
Consolidated, 163rd Series, 5.00%, 7/15/35	2,500	2,863,600
Consolidated, 183rd Series, 4.00%, 6/15/44	5,000	5,124,400
JFK International Air Terminal LLC, Special Project, Series 6, AMT (NPFGC), 6.25%, 12/01/14	7,380	7,408,708
JFK International Air Terminal LLC, Special Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	8,160	8,210,592
Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Port Authority of New York & New Jersey, ARB (concluded):
JFK International Air Terminal LLC, Special Project, Series 6, AMT (NPFGC), 5.75%, 12/01/25	$3,500	$3,510,080
Port Authority of New York & New Jersey, Refunding ARB:
178th Series, AMT, 5.00%, 12/01/33	1,140	1,284,324
179th Series, 5.00%, 12/01/38	1,390	1,590,549
Consolidated, 146th Series, AMT (AGM), 4.50%, 12/01/34	6,090	6,222,275
Consolidated, 147th Series, AMT, 4.75%, 4/15/37	2,250	2,316,667
Consolidated, 177th Series, AMT, 4.00%, 1/15/43	1,975	2,015,112
Consolidated, 178th Series, AMT, 5.00%, 12/01/43	750	827,048
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 177th Series, AMT, 3.50%, 7/15/35	2,120	2,058,372
State of New York Thruway Authority, Refunding RB:
General, Series G (AGM), 4.75%, 1/01/29	7,250	7,431,322
General, Series G (AGM), 4.75%, 1/01/30	9,000	9,220,860
General, Series G (AGM), 5.00%, 1/01/32	17,030	17,537,664
General, Series I, 5.00%, 1/01/24	1,505	1,784,042
General, Series I, 5.00%, 1/01/37	6,500	7,252,570
General, Series I, 5.00%, 1/01/42	3,250	3,582,475
Series F (AMBAC), 5.00%, 1/01/15 (c)	4,100	4,133,251
Series F (AMBAC), 5.00%, 1/01/30	1,900	1,914,630
Series G (AGM), 5.00%, 1/01/30	2,000	2,060,360
Triborough Bridge & Tunnel Authority, Refunding RB:
General, CAB, Series B, 0.00%, 11/15/32 (b)	9,000	4,785,750
General, Series A, 5.00%, 11/15/38	1,000	1,134,270

6	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (concluded)
Triborough Bridge & Tunnel Authority, Refunding RB (concluded):
Series C, 5.00%, 11/15/38	$2,000	$2,230,040
Sub-Series A, 5.00%, 11/15/28	2,500	2,940,300
Sub-Series A, 5.00%, 11/15/29	875	1,022,464

		160,431,075
Utilities — 9.6%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Series B, 5.00%, 6/15/36	2,000	2,125,100
City of New York New York Municipal Water Finance Authority, Refunding RB:
Series D (AGM), 5.00%, 6/15/37	9,000	9,229,500
Water & Sewer System, 2nd General Resolution, Series BB, 5.00%, 6/15/31	1,000	1,140,420
Water & Sewer System, 2nd General Resolution, Series DD, 5.00%, 6/15/32	6,750	7,523,482
Water & Sewer System, 2nd General Resolution, Series FF, 5.00%, 6/15/31	1,500	1,714,875
Water & Sewer System, 2nd General Resolution, Series GG, 5.00%, 6/15/43	1,000	1,099,100
Long Island Power Authority, RB, General, Electric Systems, Series A (AGM), 5.00%, 5/01/36	3,775	4,182,587
Long Island Power Authority, Refunding RB, Electric Systems:
Series A (AGC), 5.75%, 4/01/39	1,015	1,175,827
General, Series A (AGC), 6.00%, 5/01/33	1,500	1,765,965
General, Series B (AGM), 5.00%, 12/01/35	4,000	4,222,360
State of New York Environmental Facilities Corp., Refunding RB, Series B, Revolving Funds, New York City Municipal Water:
2nd General Resolution, 5.00%, 6/15/36	2,100	2,415,189
5.00%, 6/15/33	1,040	1,162,283
Municipal Bonds	Par (000)	Value
New York (concluded)
Utilities (concluded)
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	$4,920	$5,590,301
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	9,960	11,496,131

		54,843,120

Total Municipal Bonds in New York		715,830,257
Guam — 0.3%
Utility — 0.3%
Guam Power Authority, RB, Series A (AGM), 5.00%, 10/01/37	1,380	1,515,240
Puerto Rico — 0.7%
Housing — 0.7%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	4,050	4,334,877
Total Municipal Bonds — 126.9%		721,680,374

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)
New York — 30.8%
County/City/Special District/School District — 7.4%
City of New York New York, GO, Refunding, Series E, 5.00%, 8/01/27	1,064	1,220,288
City of New York New York, GO:
Sub-Series C-3 (AGC), 5.75%, 8/15/28 (g)	14,400	16,888,464
Sub-Series I-1, 5.00%, 3/01/36	3,500	4,001,655
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	4,125	4,653,536
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (g)	9,739	11,213,633

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2014	7

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 9/15/40	$3,645	$4,123,807

		42,101,383
Education — 5.0%
City of New York New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 8/01/33	1,981	2,280,819
State of New York Dormitory Authority, New York University, Series A, LRB, State University Dormitory Facilities:
5.25%, 7/01/29	6,000	6,830,160
5.00%, 7/01/35	5,198	5,900,027
State of New York Dormitory Authority, RB:
5.00%, 7/01/38	6,498	7,237,847
(AMBAC), 5.00%, 7/01/37	5,707	6,248,844

		28,497,697
State — 3.2%
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	7,850	9,147,919
State of New York Dormitory Authority, RB, Series C:
General Purpose, 5.00%, 3/15/41	1,650	1,824,933
Mental Health Services Facilities, AMT (AGM), 5.40%, 2/15/33	6,297	7,074,783

		18,047,635
Transportation — 9.9%
Metropolitan Transportation Authority, RB, Dedicated Tax, Series A (NPFGC), 5.00%, 11/15/31	3,901	4,191,287
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	18,000	20,566,800
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT:
5.00%, 10/15/25	7,990	9,151,890
5.00%, 10/15/26	6,000	6,827,700
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
New York (concluded)
Transportation (concluded)
State of New York Thruway Authority, Refunding RB:
General, Series H (AGM), 5.00%, 1/01/37	$10,000	$10,987,000
Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	3,940	4,575,167

		56,299,844
Utilities — 5.3%
City of New York New York Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	4,094	4,714,240
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	9,900	11,319,165
Fiscal 2012, Series BB, 5.00%, 6/15/44	3,991	4,410,654
Series FF-2, 5.50%, 6/15/40	2,760	3,188,554
Utility Debt Securitization Authority, Refunding RB, 5.00%, 12/15/41	5,998	6,923,290

		30,555,903

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 30.8%		175,502,462
Total Long-Term Investments (Cost — $833,351,261) — 157.7%		897,182,836

Short-Term Securities
BIF New York Municipal Money Fund, 0.00% (h)(i)	1,645,266	1,645,266

Total Short-Term Securities (Cost — $1,645,266) — 0.3%		1,645,266

8	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Total Investments (Cost — $834,996,527)* — 158.0%	898,828,102
Other Assets Less Liabilities — 1.4%	7,359,305
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.8%)	(89,753,828)
VRDP Shares, at Liquidation Value — (43.6%)	(247,700,000)

Net Assets Applicable to Common Shares — 100.0%	$568,733,579

* As of October 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$746,607,885

Gross unrealized appreciation	$64,142,981
Gross unrealized depreciation	(1,656,982)

Net unrealized appreciation	$62,485,999

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Zero-coupon bond.

(c)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Jefferies Co.	$2,129,841	$16,885
Merrill Lynch Pierce	1,251,685	21,685

(f)	Represent bonds transferred to a TOB. In exchange for which the Fund received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.

(g)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expire(S) ON / FROM MONTH, DAY, YEAR to MONTH, DAY, YEAR is $12,778,281.

(h)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at October 31, 2014	Income
BIF New York Municipal Money Fund	5,691,487	(4,046,221)	1,645,266	$1

(i)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
BOCES	Board of Cooperative Educational Services
CAB	Capital Appreciation Bonds

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2014	9

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

ERB	Education Revenue Bonds
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDRB	Industrial Development Revenue Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
S/F	Single-Family
SONYMA	State of New York Mortgage Agency
Syncora	Syncora Guarantee

•	Financial futures contracts outstanding as of October 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(574)	10-Year U.S. Treasury Note	Chicago Board of Trade	December 2014	$72,530,281	$(453,726)

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

10	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$897,182,836	—	$897,182,836
Short-Term Securities	$1,645,266	—	—	1,645,266

Total	$1,645,266	$897,182,836	—	$898,828,102

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(453,726)	—	—	$(453,726)

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2014	11

Schedule of Investments (concluded)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of October 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$724,000	—	—	$724,000
Liabilities:
TOB trust certificates	—	$(89,734,218)	—	$(89,734,218)
VRDP Shares	—	(247,700,000)	—	(247,700,000)

Total	$724,000	$(337,434,218)	—	$(336,710,218)

There were no transfers between levels during the period ended October 31, 2014.

12	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2014

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New York Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New York Quality Fund, Inc.

Date: December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New York Quality Fund, Inc.

Date: December 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield New York Quality Fund, Inc.

Date: December 23, 2014